Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands		Total	Series A Convertible Preferred Stock [Member]		Series B Convertible Preferred Stock [Member]		Series C Convertible Preferred Stock [Member]		Common Stock		Additional Paid-in Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2019	[1]		$ 46,567		$ 51,084		$ 35,573
Beginning Balance (shares) at Dec. 31, 2019	[1]		11,563,819		10,154,819		6,734,590
Beginning Balance at Dec. 31, 2019	[1]	$ (147,063)							$ 0		$ 3,847	$ (150,910)
Beginning Balance (shares) at Dec. 31, 2019	[1]								1,333,711
Stock option exercises, net (Shares)		111,354
Issuance of common stock	[1]	$ 108									108
Issuance of common stock (shares)	[1]								111,354
Stock-based compensation expense	[1]	499									499
Net income (loss)	[1]	14,211										14,211
Ending Balance at Dec. 31, 2020	[1]		$ 46,567		$ 51,084		$ 35,573
Ending Balance (shares) at Dec. 31, 2020	[1]		11,563,819		10,154,819		6,734,590
Ending Balance at Dec. 31, 2020	[1]	$ (132,245)							$ 0		4,454	(136,699)
Ending Balance (shares) at Dec. 31, 2020		1,445,065							1,445,065	[1]
Recapitalization transaction, net of transaction costs (refer to Note 3)	[1]	$ 51,974							$ 1		51,973
Recapitalization transaction, net of transaction costs (refer to Note 3), Share	[1]								10,347,611
Conversion of preferred stock into common stock upon completion of the Business Combination (refer to Note 3)	[1]	133,224	$ (46,567)		$ (51,084)		$ (35,573)		$ 3		133,221
Conversion of preferred stock into common stock upon completion of the Business Combination (refer to Note 3) (shares)	[1]		(11,563,819)		(10,154,819)		(6,734,590)		28,453,228
Contingently issuable Earn-Out Shares (refer to Note 10)	[1]	(61,040)									(61,040)
Stock option exercises, net	[1]	$ 56									56
Stock option exercises, net (Shares)		98,936							93,542	[1]
Cashless exercise of warrants, share	[1]								50,529
Cashless exercise of warrants	[1]	$ 857									857
Stock-based compensation expense	[1]	8,660									8,660
Net income (loss)	[1]	$ 15,798										15,798
Ending Balance at Dec. 31, 2021	[1]		$ 0		$ 0		$ 0
Ending Balance (shares) at Dec. 31, 2021		28,453,228	0	[1]	0	[1]	0	[1]
Ending Balance at Dec. 31, 2021	[1]	$ 17,284							$ 4		$ 138,181	$ (120,901)
Ending Balance (shares) at Dec. 31, 2021		40,389,975							40,389,975	[1]

[1]	Historical shares and capital amounts have been retroactively restated for the reverse recapitalization as described in Note 1.